Post- Employment Benefits - Summary of Principal Actuarial Assumptions (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Defined Benefit Plans [Abstract]
Discount rate	0.35%	0.10%
Salary increase (including inflation)	1.00%	1.00%
Rate of pension increases	0.25%	0.25%
Post-employment mortality table	LPP 2020 G	LPP 2020 G